Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Property, Plant and Equipment

NOTE 9 — PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2017			2016			2015
	Gross	Accumulated depreciation	Net	Gross	Accumulated depreciation	Net	Net
	(In millions of US$)
Land	15.2	—	15.2	17.4	—	17.4	17.1
Buildings	244.0	(129.6)	114.4	223.2	(114.9)	108.3	122.8
Machinery & equipment	874.1	(741.6)	132.5	982.5	(750.5)	232.0	320.5
Vehicles & vessels	167.7	(124.7)	43.0	607.4	(289.7)	317.7	373.8
Other tangible assets	108.0	(92.5)	15.5	113.5	(92.9)	20.6	30.3
Assets under constructions	9.7	—	9.7	12.6	—	12.6	20.7

Total Property, plant and equipment	1,418.7	(1,088.4)	330.3	1,956.6	(1,248.0)	708.6	885.2

Variation of the period

	December 31,
	2017	2016	2015
	(In millions of US$)
Balance at beginning of period	708.6	885.2	1,238.2
Acquisitions	45.4	57.2	78.5
Depreciation	(116.1)	(221.6)	(393.6)
Disposals	(18.7)	(4.4)	(13.3)
Change in exchange rates	15.6	(4.5)	(18.4)
Change in consolidation scope	(301.0)	—	—
Reclassification of tangible assets as “Assets held for sale”	(3.5)	(0.5)	(4.4)
Other	—	(2.8)	(1.8)

Balance at end of period	330.3	708.6	885.2

In 2017, the “Change in consolidation scope” line item is related to the implementation of a new ownership set up for our seismic fleet (see note 2 — New ownership set up for our seismic fleet).

In 2016, the “Depreciation” line item included a US$24.4 million impairment of vessels. In 2015, the “Depreciation” line item included a US$110.0 million impairment of vessels and related equipment’s. The net book value of our owned vessels has been aligned on recoverable value assessed as fair value less cost of disposal.

Disposals of assets mainly relate to marine seismic equipment scrapped or damaged.

Reconciliation of acquisitions with the consolidated statements of cash flows

	December 31,
	2017	2016	2015
	(In millions of US$)
Acquisitions of tangible assets, excluding finance lease	45.4	57.2	78.5
Development costs capitalized (see notes 10 and 20)	34.1	34.0	41.5
Additions in other intangible assets, excluding non-exclusive surveys (see note 10)	4.7	9.0	10.6
Variance of fixed assets suppliers	(3.0)	4.3	15.0

Total purchases of tangible and intangible assets according to cash flow statement	81.2	104.5	145.6

Land, buildings and geophysical equipment recorded under finance leases

	December 31,
	2017			2016			2015
	Gross	Accumulated depreciation	Net	Gross	Accumulated depreciation	Net	Net
	(In millions of US$)
Geophysical equipment and vessels under finance leases	5.6	(5.1)	0.5	7.9	(2.5)	5.4	7.3
Land and buildings under finance leases	92.5	(21.9)	70.6	80.7	(16.3)	64.4	69.7

Total Property, plant and equipment under finance leases	98.1	(27.0)	71.1	88.6	(18.8)	69.8	77.0

Repairs and maintenance expenses

In 2017, Repairs and maintenance expenses included in cost of operations amount to US$39.9 million due to repairs on equipment and seismic vessels. Repairs and maintenance expenses amounted to US$44.3 million in 2016 and to US$64.2 million in 2015.